6. Oil and Gas Property Interests (Details) (CAD)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Oil and Gas Exploration and Production Industries Disclosures [Abstract]
Balance, beginning of the year		116,748
Lease and acquisition costs	51,205
Geological and geophysical costs
Total costs for the year	51,205
Surrendered oil and gas property interests		(116,748)
Balance, end of the year	51,205